Significant Events in the Reporting Period - Additional Information (Detail) € in Thousands, $ in Millions	1 Months Ended
	Sep. 30, 2023 USD ($) Multiple	Sep. 30, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Sep. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Significant Events In The Reporting Period LineItems
Balance of equity | €		€ 73,433	€ (263,348)	€ (451,552)	€ (883,635)
Royalty Pharma [member]
Significant Events In The Reporting Period LineItems
Funding received in exchange | $	$ 150.0
Royalty payment ending period	Dec. 31, 2031
Royalty Pharma [member] | Bottom of range [member]
Significant Events In The Reporting Period LineItems
Multiple of the purchase price were royalty payment will cease | Multiple	1.65
Royalty Pharma [member] | Top of range [member]
Significant Events In The Reporting Period LineItems
Multiple of the purchase price were royalty payment will cease | Multiple	1.925
U.S. SKYTROFA [member]
Significant Events In The Reporting Period LineItems
Funding received in exchange | $	$ 150.0
Revenue interest payment in percentage in exchange for funding	9.15%
Royalty payment beginning period	Jan. 01, 2025